Segment Information - Additional Information (Details)	12 Months Ended
Dec. 31, 2025 Segment
Segment Reporting [Abstract]
Number of reportable segments	1
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	srt:ChiefExecutiveOfficerMember
Segment Reporting, Expense Information Used by CODM, Description	The CODM allocates resources and evaluates performance based on net loss, which is the Company’s measure of segment profit or loss. The CODM considers budget to actual and year-over-year variances for net loss when making decisions about how to utilize the Company’s resources.